UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3143
                                   ----------

                  TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
               ---------------------------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 8/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS

                                                            AUGUST 31, 2003





[GRAPHIC OMITTED]

ANNUAL REPORT AND SHAREHOLDER LETTER

                                                              GLOBAL
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?

                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.



                                TEMPLETON GLOBAL
                          SMALLER COMPANIES FUND, INC.






                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.



TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.



RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the annual report

                    Contents

SHAREHOLDER LETTER ............................ 1

ANNUAL REPORT

Templeton Global Smaller
Companies Fund ................................ 3

Performance Summary ........................... 7

Financial Highlights &
Statement of Investments ......................12

Financial Statements ..........................20

Notes to Financial Statements .................24

Independent Auditors' Report ..................29

Tax Designation ...............................30

Board Members and Officers ....................32

Proxy Voting Policies and Procedures ..........38
--------------------------------------------------------------------------------

ANNUAL REPORT

TEMPLETON GLOBAL SMALLER
COMPANIES FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Global Smaller Companies Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in smaller companies, as defined in the Fund's prospectus.


We are pleased to bring you Templeton Global Smaller Companies Fund's annual report, which covers the fiscal year ended August 31, 2003.


PERFORMANCE OVERVIEW

For the 12 months under review, the Fund's Class A shares posted a 24.09% cumulative total return, as shown in the Performance Summary beginning on page
7. The Fund outperformed its benchmark, the Morgan Stanley Capital International
(MSCI) World Index, which posted an 11.48% cumulative total return for the same period. 1

ECONOMIC AND MARKET OVERVIEW

In the first half of 2003, gross domestic product growth accelerated in the U.S. and many emerging market economies; however, it lagged in Japan and the 12-nation euro zone mainly because of structural issues, including restrictive labor practices that have limited the ability of companies in those countries to lay off workers to control costs, and the relative weakening of the U.S. dollar versus the euro, which has made European imports into the U.S. less competitive. As the year progressed, investors appeared to downplay weak U.S. production and employment numbers and sluggish euro-zone growth predictions, and instead seemed to focus on stronger-than-expected earnings reports and corporate optimism for the second half of 2003.

Although investor pessimism seemingly prevailed in the first half of the Fund's fiscal year, investor optimism about a global economic recovery appeared to



1. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                                             Annual Report  | 3

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 8/31/03

Europe ..................................... 35.1%
Asia ....................................... 25.3%
North America .............................. 22.4%
Australia & New Zealand ....................  5.7%
Latin America ..............................  4.5%
Middle East & Africa .......................  1.1%
Short-Term Investments & Other Net Assets ..  5.9%


dominate the second half. Initially, the main drivers were fears of terrorist attacks, a potential war in Iraq and then the actual war, tensions with North Korea, disruption in oil production in Venezuela, and the spread of severe acute respiratory syndrome. As these issues were either resolved or perceived as less threatening to global economic recovery, investor sentiment improved during the reporting period.

Global stock markets generally mirrored changes in investor sentiment. Many global stock markets experienced a sell-off in the first half of the Fund's fiscal year; however, they rebounded in the second half, with stock market increases in 2003's second quarter representing the largest quarterly gain in global equities since fourth quarter 1998. Beginning in March, improving sentiment led many investors to swap into economically sensitive and financially leveraged companies, such as cyclicals, technology, small-cap stocks and emerging markets equities that in preceding quarters had performed poorly. For the Fund's fiscal year, most local stock market indexes in Asia, Europe and the Americas posted double-digit total returns in U.S. dollars.

Stock markets benefited from low inflation and accommodative fiscal and monetary policies in many countries, including the U.S. In addition, bonds as an investment alternative appeared less attractive due to higher relative tax rates on interest income compared with stock dividends.


INVESTMENT STRATEGY

At Templeton, we take a long-term, value-oriented approach to investing. We focus our analysis primarily at the company level; we seek to identify when a company's value on the stock exchange is substantially below our estimate of the company's underlying worth -- also known as its "intrinsic value." Our analysts determine the intrinsic value of a company first by understanding the company and the industry in which it operates, and then by forecasting future earnings and cash flow growth. We look to invest in those companies selling at the lowest level relative to our expectations for future earnings and cash flow. We are patient investors; our typical holding period is four to five years.


MANAGER'S DISCUSSION

During the period under review, the Fund benefited from the strong performance of several stocks. For example, we owned shares of Techtronic Industries, a world leader in the design, engineering, manufacturing and marketing of power tools, which appreciated more than 180% during the year under review. Techtronic's state-of-the-art manufacturing facilities and leading product technologies helped it gain share in the U.S., where it has broadened its relationship with Home



4 |  Annual Report

Depot, as well as in Europe. The company sells power tools under the "Ryobi" brand in North America and Europe, and floor care products under the "Vax" brand globally.

The Fund's performance was enhanced by its holding of Gail India, the largest natural gas transmission company in India. The company's shares appreciated 127% during the Fund's fiscal year as the estimated demand for gas far outstripped its availability in India. Natural gas demand in India grew robustly, in large part because of rising industrial production coupled with the low cost of natural gas relative to alternative fuels. Despite Gail India's strong performance during the period, we continued to view the shares as attractive.

The Fund's performance also benefited from its position in Corporacion Geo. Geo is the largest and best-financed of Mexico's homebuilders, engaged in the design, development and construction of entry level housing for low-income families in Mexico. The company's stock appreciated more than 100% during the reporting period as the market began to recognize Geo's potential growth opportunity. The Mexican government renewed its commitment to subsidizing low-income housing, approving a 40% increase in subsidized mortgages in 2002, for example. At just a nine times price-to-earnings ratio at period-end, Geo's stock remained undervalued, in our analysis.

During the year under review, some Fund holdings detracted from performance, such as Tokyo Individualized Educational Institute and Swisslog Holding. Tokyo Individualized Educational Institute is the leading provider of private education in the Japanese market. The company targets below-average students, a market often ignored in Japan as most companies try to attract only the top-performing students. In the past, a shortage of managers constrained growth; however, as a result of a successful management-training program, the company planned to expand its operations by opening more schools. The company's near-term performance was disappointing; however, the company's emphasis changed during the reporting period, and management's goals appeared more aligned with those of shareholders after the institution of a bonus system to reward management for increasing profits.

We were also disappointed by the recent performance of Swisslog Holding, a global provider of turnkey solutions for automating warehouses. We overestimated the company's growth potential and underestimated the degree to which the cyclical downturn would affect it. During the reporting period, we reduced our Swisslog position.

It is important to note that there are special risks associated with global investments in smaller companies, and these risks are heightened in emerging markets. These include political, social and economic uncertainties, price volatility,


TOP 10 EQUITY HOLDINGS
8/31/03

---------------------------------------------
  COMPANY                         % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY        NET ASSETS
---------------------------------------------
  Aalberts Industries NV                 2.5%
   INDUSTRIAL CONGLOMERATES, NETHERLANDS
---------------------------------------------
  Hung Hing Printing Group Ltd.          2.1%
   PAPER & FOREST PRODUCTS, HONG KONG
---------------------------------------------
  Corporacion Geo SA, B                  2.0%
   HOUSEHOLD DURABLES, MEXICO
---------------------------------------------
  Vestas Wind Systems AS                 1.9%
   ELECTRICAL EQUIPMENT, DENMARK
---------------------------------------------
  Giordano International Ltd.            1.8%
   SPECIALTY RETAIL, HONG KONG
---------------------------------------------
  SIG Holding AG                         1.8%
   MACHINERY, SWITZERLAND
---------------------------------------------
  Gail India Ltd., GDR, 144A             1.8%
   GAS UTILITIES, INDIA
---------------------------------------------
  OPG Groep NV                           1.7%
   HEALTH CARE PROVIDERS & SERVICES,
   NETHERLANDS
---------------------------------------------
  Gujarat Ambuja Cements Ltd.            1.7%
   CONSTRUCTION MATERIALS, INDIA
---------------------------------------------
  Meitec Corp.                           1.7%
   COMMERCIAL SERVICES & SUPPLIES, JAPAN
---------------------------------------------



                                                            Annual Report  | 5
illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections.

Thank you for investing in Templeton Global Smaller Companies Fund. We welcome your comments and look forward to serving you in the future.




/S/TUCKER SCOTT
Tucker Scott, CFA


/S/SIMON RUDOLPH
Simon Rudolph, ACA


/S/CYNTHIA SWEETING
Cynthia Sweeting, CFA

Portfolio Management Team
Templeton Global Smaller Companies Fund, Inc.



THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



6 |  Annual Report

Performance Summary as of 8/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/03          8/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.34             $7.16            $5.82
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0459
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           8/31/03          8/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.27             $6.97            $5.70
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0295
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/03          8/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.31             $7.06            $5.75
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0168
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE           8/31/03          8/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.34             $7.18            $5.84
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0623
--------------------------------------------------------------------------------------------------




     Annual Report  |  Past performance does not guarantee future results.  | 7

PERFORMANCE

-------------------------------------------------------------------------------------------------------
  CLASS A                                                1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              24.09%          25.50%            67.18%
  Average Annual Total Return 2                          16.86%           3.42%             4.66%
  Value of $10,000 Investment 3                         $11,686         $11,830           $15,764
  Avg. Ann. Total Return (9/30/03) 4                     31.13%           3.96%             4.78%
-------------------------------------------------------------------------------------------------------
  CLASS B                                                1-YEAR          3-YEAR      INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              22.97%           2.29%            13.69%
  Average Annual Total Return 2                          18.97%          -0.21%             2.40%
  Value of $10,000 Investment 3                         $11,897          $9,939           $11,170
  Avg. Ann. Total Return (9/30/03) 4                     33.72%           1.98%             2.70%
-------------------------------------------------------------------------------------------------------
  CLASS C                                                1-YEAR          5-YEAR      INCEPTION (5/1/95)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              23.17%          21.12%            42.93%
  Average Annual Total Return 2                          20.91%           3.69%             4.25%
  Value of $10,000 Investment 3                         $12,091         $11,989           $14,149
  Avg. Ann. Total Return (9/30/03) 4                     35.76%           4.23%             4.40%
-------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 5                                        1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                              24.39%          27.45%            71.02%
  Average Annual Total Return 2                          24.39%           4.97%             5.51%
  Value of $10,000 Investment 3                         $12,439         $12,745           $17,102
  Avg. Ann. Total Return (9/30/03) 4                     39.35%           5.50%             5.65%

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.
-------------------------------------------------------------------------------

8 |  Past performance does not guarantee future results.  |  Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
The following line graph compares the performance of Templeton Global Smaller Companies Fund - Class A with that of the MSCI World Index 6 and the CPI 6 based on a $10,000 investment from 9/1/93 to 8/31/03.



           Templeton Global Smaller
Period     Companies Fund - Class A         MSCI World Index 6                  Index 6
------     ------------------------      ------------------------        --------------------
9/1/93                $9,430                      $10,000                       $10,000
9/30/93               $9,468                       $9,817                       $10,021
10/31/93              $9,798                      $10,089                       $10,062
11/30/93              $9,734                       $9,520                       $10,069
12/31/93             $10,260                       $9,987                       $10,069
1/31/94              $10,813                      $10,648                       $10,097
2/28/94              $10,620                      $10,512                       $10,131
3/31/94              $10,248                      $10,060                       $10,166
4/30/94              $10,338                      $10,373                       $10,180
5/31/94              $10,299                      $10,401                       $10,186
6/30/94               $9,875                      $10,374                       $10,221
7/31/94              $10,196                      $10,573                       $10,249
8/31/94              $10,582                      $10,894                       $10,290
9/30/94              $10,479                      $10,609                       $10,318
10/31/94             $10,371                      $10,913                       $10,325
11/30/94              $9,904                      $10,442                       $10,338
12/31/94              $9,790                      $10,545                       $10,338
1/31/95               $9,526                      $10,388                       $10,380
2/28/95               $9,724                      $10,542                       $10,421
3/31/95               $9,935                      $11,052                       $10,456
4/30/95              $10,369                      $11,439                       $10,490
5/31/95              $10,686                      $11,540                       $10,511
6/30/95              $10,976                      $11,538                       $10,532
7/31/95              $11,516                      $12,118                       $10,532
8/31/95              $11,555                      $11,850                       $10,559
9/30/95              $11,700                      $12,197                       $10,580
10/31/95             $11,299                      $12,008                       $10,615
11/30/95             $11,385                      $12,427                       $10,608
12/31/95             $11,518                      $12,793                       $10,601
1/31/96              $11,835                      $13,026                       $10,663
2/29/96              $12,182                      $13,108                       $10,698
3/31/96              $12,363                      $13,328                       $10,753
4/30/96              $12,665                      $13,644                       $10,794
5/31/96              $12,906                      $13,659                       $10,815
6/30/96              $12,997                      $13,730                       $10,822
7/31/96              $12,469                      $13,247                       $10,843
8/31/96              $12,906                      $13,402                       $10,863
9/30/96              $13,118                      $13,929                       $10,898
10/31/96             $13,306                      $14,029                       $10,932
11/30/96             $13,679                      $14,818                       $10,953
12/31/96             $14,062                      $14,583                       $10,953
1/31/97              $14,314                      $14,761                       $10,988
2/28/97              $14,482                      $14,934                       $11,022
3/31/97              $14,398                      $14,641                       $11,050
4/30/97              $14,381                      $15,122                       $11,064
5/31/97              $15,054                      $16,058                       $11,057
6/30/97              $15,659                      $16,861                       $11,070
7/31/97              $16,080                      $17,641                       $11,084
8/31/97              $16,030                      $16,463                       $11,105
9/30/97              $16,685                      $17,360                       $11,133
10/31/97             $15,433                      $16,449                       $11,160
11/30/97             $15,079                      $16,743                       $11,153
12/31/97             $15,055                      $16,949                       $11,140
1/31/98              $14,563                      $17,424                       $11,160
2/28/98              $15,783                      $18,606                       $11,181
3/31/98              $16,548                      $19,394                       $11,202
4/30/98              $16,675                      $19,587                       $11,222
5/31/98              $16,311                      $19,344                       $11,243
6/30/98              $15,601                      $19,806                       $11,257
7/31/98              $15,037                      $19,777                       $11,271
8/31/98              $12,561                      $17,143                       $11,285
9/30/98              $12,433                      $17,449                       $11,298
10/31/98             $12,713                      $19,029                       $11,326
11/30/98             $13,208                      $20,164                       $11,326
12/31/98             $13,341                      $21,152                       $11,319
1/31/99              $12,789                      $21,618                       $11,347
2/28/99              $12,352                      $21,046                       $11,360
3/31/99              $12,694                      $21,925                       $11,395
4/30/99              $13,892                      $22,793                       $11,478
5/31/99              $13,702                      $21,963                       $11,478
6/30/99              $14,082                      $22,990                       $11,478
7/31/99              $14,215                      $22,925                       $11,512
8/31/99              $14,063                      $22,887                       $11,540
9/30/99              $13,607                      $22,668                       $11,595
10/31/99             $13,579                      $23,850                       $11,616
11/30/99             $13,825                      $24,524                       $11,623
12/31/99             $14,689                      $26,512                       $11,623
1/31/00              $14,482                      $24,997                       $11,657
2/29/00              $14,936                      $25,067                       $11,727
3/31/00              $15,411                      $26,803                       $11,823
4/30/00              $14,689                      $25,673                       $11,830
5/31/00              $14,462                      $25,026                       $11,844
6/30/00              $15,060                      $25,872                       $11,906
7/31/00              $14,936                      $25,147                       $11,934
8/31/00              $15,060                      $25,968                       $11,934
9/30/00              $14,338                      $24,590                       $11,996
10/31/00             $13,555                      $24,181                       $12,017
11/30/00             $12,976                      $22,716                       $12,023
12/31/00             $13,458                      $23,087                       $12,017
1/31/01              $14,171                      $23,535                       $12,093
2/28/01              $13,912                      $21,549                       $12,141
3/31/01              $12,680                      $20,138                       $12,169
4/30/01              $13,242                      $21,631                       $12,217
5/31/01              $13,868                      $21,363                       $12,272
6/30/01              $13,566                      $20,696                       $12,293
7/31/01              $13,307                      $20,424                       $12,258
8/31/01              $13,177                      $19,447                       $12,258
9/30/01              $11,384                      $17,736                       $12,314
10/31/01             $11,809                      $18,078                       $12,272
11/30/01             $12,573                      $19,150                       $12,251
12/31/01             $13,228                      $19,273                       $12,203
1/31/02              $13,381                      $18,691                       $12,231
2/28/02              $13,752                      $18,532                       $12,279
3/31/02              $14,952                      $19,355                       $12,348
4/30/02              $15,433                      $18,705                       $12,417
5/31/02              $15,673                      $18,748                       $12,417
6/30/02              $14,800                      $17,615                       $12,424
7/31/02              $13,119                      $16,132                       $12,438
8/31/02              $12,704                      $16,166                       $12,479
9/30/02              $11,525                      $14,391                       $12,500
10/31/02             $11,845                      $15,456                       $12,521
11/30/02             $12,264                      $16,293                       $12,521
12/31/02             $12,066                      $15,507                       $12,493
1/31/03              $11,625                      $15,038                       $12,548
2/28/03              $11,031                      $14,781                       $12,645
3/31/03              $11,075                      $14,740                       $12,721
4/30/03              $12,198                      $16,056                       $12,693
5/31/03              $13,475                      $16,982                       $12,673
6/30/03              $13,959                      $17,282                       $12,686
7/31/03              $14,796                      $17,636                       $12,700
8/31/03              $15,764                      $18,022                       $12,749


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Templeton Global Smaller Companies Fund - Class B with that of the MSCI World Index 6 and the CPI 6 based on a $10,000 investment from 1/1/99 to 8/31/03.

           Templeton Global Smaller
Period     Companies Fund - Class B         MSCI World Index 6                  CPI 6
------     ------------------------      ------------------------        --------------------
1/1/99               $10,000                     $10,000                      $10,000
1/31/99               $9,573                     $10,220                      $10,024
2/28/99               $9,245                      $9,950                      $10,037
3/31/99               $9,487                     $10,366                      $10,067
4/30/99              $10,385                     $10,776                      $10,140
5/31/99              $10,242                     $10,383                      $10,140
6/30/99              $10,513                     $10,869                      $10,140
7/31/99              $10,613                     $10,838                      $10,171
8/31/99              $10,484                     $10,820                      $10,195
9/30/99              $10,142                     $10,717                      $10,244
10/31/99             $10,118                     $11,275                      $10,262
11/30/99             $10,287                     $11,594                      $10,268
12/31/99             $10,914                     $12,534                      $10,268
1/31/00              $10,759                     $11,818                      $10,299
2/29/00              $11,084                     $11,851                      $10,360
3/31/00              $11,423                     $12,672                      $10,445
4/30/00              $10,883                     $12,137                      $10,451
5/31/00              $10,713                     $11,831                      $10,464
6/30/00              $11,145                     $12,231                      $10,519
7/31/00              $11,037                     $11,889                      $10,543
8/31/00              $11,114                     $12,277                      $10,543
9/30/00              $10,590                     $11,626                      $10,598
10/31/00              $9,985                     $11,432                      $10,616
11/30/00              $9,569                     $10,740                      $10,622
12/31/00              $9,929                     $10,915                      $10,616
1/31/01              $10,428                     $11,127                      $10,683
2/28/01              $10,235                     $10,188                      $10,726
3/31/01               $9,332                      $9,520                      $10,750
4/30/01               $9,719                     $10,227                      $10,793
5/31/01              $10,187                     $10,100                      $10,842
6/30/01               $9,961                      $9,785                      $10,860
7/31/01               $9,751                      $9,656                      $10,830
8/31/01               $9,655                      $9,194                      $10,830
9/30/01               $8,333                      $8,385                      $10,879
10/31/01              $8,645                      $8,547                      $10,842
11/30/01              $9,180                      $9,054                      $10,824
12/31/01              $9,667                      $9,112                      $10,781
1/31/02               $9,764                      $8,837                      $10,805
2/28/02              $10,023                      $8,761                      $10,848
3/31/02              $10,915                      $9,151                      $10,909
4/30/02              $11,240                      $8,843                      $10,970
5/31/02              $11,418                      $8,864                      $10,970
6/30/02              $10,769                      $8,328                      $10,976
7/31/02               $9,553                      $7,627                      $10,988
8/31/02               $9,245                      $7,643                      $11,025
9/30/02               $8,385                      $6,804                      $11,043
10/31/02              $8,612                      $7,307                      $11,062
11/30/02              $8,906                      $7,703                      $11,062
12/31/02              $8,759                      $7,331                      $11,037
1/31/03               $8,417                      $7,110                      $11,086
2/28/03               $7,992                      $6,988                      $11,171
3/31/03               $8,009                      $6,969                      $11,239
4/30/03               $8,824                      $7,591                      $11,214
5/31/03               $9,754                      $8,029                      $11,196
6/30/03              $10,080                      $8,170                      $11,208
7/31/03              $10,684                      $8,338                      $11,220
8/31/03              $11,170                      $8,520                      $11,263

     Annual Report  |  Past performance does not guarantee future results.  | 9

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS C                     8/31/03
--------------------------------------
  1-Year                       20.91%
--------------------------------------
  5-Year                        3.69%
--------------------------------------
  Since Inception (5/1/95)      4.25%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Templeton Global Smaller Companies Fund - Class C with that of the MSCI World Index 6 and the CPI 6 based on a $10,000 investment from 5/1/95 to 8/31/03.

           Templeton Global Smaller
Period     Companies Fund - Class C         MSCI World Index 6             CPI 6
------     ------------------------      -----------------------       ---------------
5/1/95                $9,899                   $10,000                    $10,000
5/31/95              $10,202                   $10,087                    $10,020
6/30/95              $10,479                   $10,086                    $10,039
7/31/95              $10,982                   $10,593                    $10,039
8/31/95              $11,020                   $10,359                    $10,066
9/30/95              $11,146                   $10,663                    $10,086
10/31/95             $10,747                   $10,497                    $10,118
11/30/95             $10,829                   $10,863                    $10,112
12/31/95             $10,936                   $11,183                    $10,105
1/31/96              $11,238                   $11,387                    $10,165
2/29/96              $11,570                   $11,459                    $10,197
3/31/96              $11,728                   $11,651                    $10,250
4/30/96              $12,002                   $11,927                    $10,290
5/31/96              $12,232                   $11,940                    $10,309
6/30/96              $12,319                   $12,002                    $10,316
7/31/96              $11,800                   $11,580                    $10,336
8/31/96              $12,203                   $11,716                    $10,355
9/30/96              $12,405                   $12,177                    $10,388
10/31/96             $12,565                   $12,264                    $10,421
11/30/96             $12,920                   $12,953                    $10,441
12/31/96             $13,271                   $12,748                    $10,441
1/31/97              $13,510                   $12,904                    $10,474
2/28/97              $13,654                   $13,054                    $10,507
3/31/97              $13,558                   $12,798                    $10,533
4/30/97              $13,542                   $13,219                    $10,546
5/31/97              $14,166                   $14,037                    $10,540
6/30/97              $14,726                   $14,740                    $10,553
7/31/97              $15,109                   $15,421                    $10,566
8/31/97              $15,061                   $14,391                    $10,586
9/30/97              $15,669                   $15,176                    $10,612
10/31/97             $14,471                   $14,379                    $10,639
11/30/97             $14,135                   $14,636                    $10,632
12/31/97             $14,111                   $14,817                    $10,619
1/31/98              $13,629                   $15,232                    $10,639
2/28/98              $14,766                   $16,265                    $10,658
3/31/98              $15,455                   $16,954                    $10,678
4/30/98              $15,558                   $17,122                    $10,698
5/31/98              $15,197                   $16,910                    $10,718
6/30/98              $14,525                   $17,314                    $10,731
7/31/98              $13,990                   $17,289                    $10,744
8/31/98              $11,682                   $14,986                    $10,757
9/30/98              $11,561                   $15,253                    $10,770
10/31/98             $11,819                   $16,635                    $10,797
11/30/98             $12,284                   $17,627                    $10,797
12/31/98             $12,391                   $18,490                    $10,790
1/31/99              $11,872                   $18,898                    $10,816
2/28/99              $11,443                   $18,398                    $10,829
3/31/99              $11,765                   $19,166                    $10,862
4/30/99              $12,874                   $19,925                    $10,941
5/31/99              $12,695                   $19,199                    $10,941
6/30/99              $13,017                   $20,097                    $10,941
7/31/99              $13,142                   $20,040                    $10,974
8/31/99              $12,999                   $20,007                    $11,001
9/30/99              $12,570                   $19,816                    $11,053
10/31/99             $12,549                   $20,849                    $11,073
11/30/99             $12,759                   $21,438                    $11,080
12/31/99             $13,529                   $23,176                    $11,080
1/31/00              $13,357                   $21,851                    $11,113
2/29/00              $13,740                   $21,913                    $11,178
3/31/00              $14,182                   $23,430                    $11,271
4/30/00              $13,510                   $22,442                    $11,277
5/31/00              $13,299                   $21,877                    $11,290
6/30/00              $13,836                   $22,616                    $11,350
7/31/00              $13,721                   $21,983                    $11,376
8/31/00              $13,798                   $22,700                    $11,376
9/30/00              $13,145                   $21,496                    $11,435
10/31/00             $12,410                   $21,139                    $11,455
11/30/00             $11,894                   $19,858                    $11,461
12/31/00             $12,320                   $20,182                    $11,455
1/31/01              $12,959                   $20,574                    $11,527
2/28/01              $12,700                   $18,837                    $11,573
3/31/01              $11,581                   $17,604                    $11,600
4/30/01              $12,081                   $18,909                    $11,646
5/31/01              $12,640                   $18,674                    $11,698
6/30/01              $12,360                   $18,092                    $11,718
7/31/01              $12,101                   $17,854                    $11,685
8/31/01              $11,981                   $17,000                    $11,685
9/30/01              $10,343                   $15,505                    $11,738
10/31/01             $10,728                   $15,803                    $11,698
11/30/01             $11,407                   $16,740                    $11,679
12/31/01             $12,007                   $16,848                    $11,633
1/31/02              $12,146                   $16,339                    $11,659
2/28/02              $12,466                   $16,200                    $11,705
3/31/02              $13,545                   $16,920                    $11,771
4/30/02              $13,964                   $16,351                    $11,837
5/31/02              $14,184                   $16,389                    $11,837
6/30/02              $13,385                   $15,398                    $11,843
7/31/02              $11,867                   $14,102                    $11,856
8/31/02              $11,487                   $14,132                    $11,896
9/30/02              $10,408                   $12,581                    $11,916
10/31/02             $10,702                   $13,511                    $11,935
11/30/02             $11,063                   $14,243                    $11,935
12/31/02             $10,882                   $13,555                    $11,909
1/31/03              $10,462                   $13,146                    $11,962
2/28/03               $9,921                   $12,921                    $12,054
3/31/03               $9,961                   $12,885                    $12,126
4/30/03              $10,963                   $14,036                    $12,100
5/31/03              $12,105                   $14,845                    $12,080
6/30/03              $12,526                   $15,108                    $12,093
7/31/03              $13,267                   $15,417                    $12,107
8/31/03              $14,149                   $15,754                    $12,153

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  ADVISOR CLASS 5             8/31/03
--------------------------------------
  1-Year                       24.39%
--------------------------------------
  5-Year                        4.97%
--------------------------------------
  10-Year                       5.51%

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Templeton Global Smaller Companies Fund - Advisor Class with that of the MSCI World Index 6 and the CPI 6 based on a $10,000 investment from 9/1/93 to 8/31/03.


           Templeton Global Smaller
Period     Companies Fund - Class C         MSCI World Index 6                    CPI 6
------     ------------------------      -----------------------           ---------------
9/1/93               $10,000                   $10,000                          $10,000
9/30/93              $10,040                    $9,817                          $10,021
10/31/93             $10,391                   $10,089                          $10,062
11/30/93             $10,323                    $9,520                          $10,069
12/31/93             $10,881                    $9,987                          $10,069
1/31/94              $11,467                   $10,648                          $10,097
2/28/94              $11,262                   $10,512                          $10,131
3/31/94              $10,867                   $10,060                          $10,166
4/30/94              $10,963                   $10,373                          $10,180
5/31/94              $10,922                   $10,401                          $10,186
6/30/94              $10,473                   $10,374                          $10,221
7/31/94              $10,813                   $10,573                          $10,249
8/31/94              $11,222                   $10,894                          $10,290
9/30/94              $11,113                   $10,609                          $10,318
10/31/94             $10,998                   $10,913                          $10,325
11/30/94             $10,503                   $10,442                          $10,338
12/31/94             $10,382                   $10,545                          $10,338
1/31/95              $10,102                   $10,388                          $10,380
2/28/95              $10,312                   $10,542                          $10,421
3/31/95              $10,536                   $11,052                          $10,456
4/30/95              $10,997                   $11,439                          $10,490
5/31/95              $11,332                   $11,540                          $10,511
6/30/95              $11,639                   $11,538                          $10,532
7/31/95              $12,212                   $12,118                          $10,532
8/31/95              $12,254                   $11,850                          $10,559
9/30/95              $12,408                   $12,197                          $10,580
10/31/95             $11,983                   $12,008                          $10,615
11/30/95             $12,074                   $12,427                          $10,608
12/31/95             $12,214                   $12,793                          $10,601
1/31/96              $12,550                   $13,026                          $10,663
2/29/96              $12,919                   $13,108                          $10,698
3/31/96              $13,111                   $13,328                          $10,753
4/30/96              $13,431                   $13,644                          $10,794
5/31/96              $13,687                   $13,659                          $10,815
6/30/96              $13,783                   $13,730                          $10,822
7/31/96              $13,223                   $13,247                          $10,843
8/31/96              $13,687                   $13,402                          $10,863
9/30/96              $13,911                   $13,929                          $10,898
10/31/96             $14,111                   $14,029                          $10,932
11/30/96             $14,507                   $14,818                          $10,953
12/31/96             $14,912                   $14,583                          $10,953
1/31/97              $15,252                   $14,761                          $10,988
2/28/97              $15,414                   $14,934                          $11,022
3/31/97              $15,342                   $14,641                          $11,050
4/30/97              $15,324                   $15,122                          $11,064
5/31/97              $16,058                   $16,058                          $11,057
6/30/97              $16,684                   $16,861                          $11,070
7/31/97              $17,150                   $17,641                          $11,084
8/31/97              $17,097                   $16,463                          $11,105
9/30/97              $17,812                   $17,360                          $11,133
10/31/97             $16,487                   $16,449                          $11,160
11/30/97             $16,110                   $16,743                          $11,153
12/31/97             $16,080                   $16,949                          $11,140
1/31/98              $15,555                   $17,424                          $11,160
2/28/98              $16,876                   $18,606                          $11,181
3/31/98              $17,672                   $19,394                          $11,202
4/30/98              $17,827                   $19,587                          $11,222
5/31/98              $17,439                   $19,344                          $11,243
6/30/98              $16,681                   $19,806                          $11,257
7/31/98              $16,060                   $19,777                          $11,271
8/31/98              $13,419                   $17,143                          $11,285
9/30/98              $13,303                   $17,449                          $11,298
10/31/98             $13,611                   $19,029                          $11,326
11/30/98             $14,139                   $20,164                          $11,326
12/31/98             $14,281                   $21,152                          $11,319
1/31/99              $13,692                   $21,618                          $11,347
2/28/99              $13,226                   $21,046                          $11,360
3/31/99              $13,591                   $21,925                          $11,395
4/30/99              $14,871                   $22,793                          $11,478
5/31/99              $14,688                   $21,963                          $11,478
6/30/99              $15,094                   $22,990                          $11,478
7/31/99              $15,237                   $22,925                          $11,512
8/31/99              $15,074                   $22,887                          $11,540
9/30/99              $14,607                   $22,668                          $11,595
10/31/99             $14,579                   $23,850                          $11,616
11/30/99             $14,842                   $24,524                          $11,623
12/31/99             $15,760                   $26,512                          $11,623
1/31/00              $15,560                   $24,997                          $11,657
2/29/00              $16,025                   $25,067                          $11,727
3/31/00              $16,557                   $26,803                          $11,823
4/30/00              $15,782                   $25,673                          $11,830
5/31/00              $15,560                   $25,026                          $11,844
6/30/00              $16,180                   $25,872                          $11,906
7/31/00              $16,070                   $25,147                          $11,934
8/31/00              $16,180                   $25,968                          $11,934
9/30/00              $15,428                   $24,590                          $11,996
10/31/00             $14,573                   $24,181                          $12,017
11/30/00             $13,973                   $22,716                          $12,023
12/31/00             $14,492                   $23,087                          $12,017
1/31/01              $15,235                   $23,535                          $12,093
2/28/01              $14,980                   $21,549                          $12,141
3/31/01              $13,656                   $20,138                          $12,169
4/30/01              $14,236                   $21,631                          $12,217
5/31/01              $14,933                   $21,363                          $12,272
6/30/01              $14,608                   $20,696                          $12,293
7/31/01              $14,330                   $20,424                          $12,258
8/31/01              $14,213                   $19,447                          $12,258
9/30/01              $12,285                   $17,736                          $12,314
10/31/01             $12,737                   $18,078                          $12,272
11/30/01             $13,561                   $19,150                          $12,251
12/31/01             $14,267                   $19,273                          $12,203
1/31/02              $14,455                   $18,691                          $12,231
2/28/02              $14,832                   $18,532                          $12,279
3/31/02              $16,150                   $19,355                          $12,348
4/30/02              $16,668                   $18,705                          $12,417
5/31/02              $16,928                   $18,748                          $12,417
6/30/02              $15,986                   $17,615                          $12,424
7/31/02              $14,173                   $16,132                          $12,438
8/31/02              $13,750                   $16,166                          $12,479
9/30/02              $12,478                   $14,391                          $12,500
10/31/02             $12,815                   $15,456                          $12,521
11/30/02             $13,268                   $16,293                          $12,521
12/31/02             $13,053                   $15,507                          $12,493
1/31/03              $12,577                   $15,038                          $12,548
2/28/03              $11,934                   $14,781                          $12,645
3/31/03              $11,981                   $14,740                          $12,721
4/30/03              $13,220                   $16,056                          $12,693
5/31/03              $14,602                   $16,982                          $12,673
6/30/03              $15,126                   $17,282                          $12,686
7/31/03              $16,031                   $17,636                          $12,700
8/31/03              $17,102                   $18,022                          $12,749

10 |  Past performance does not guarantee future results.  |  Annual Report

ENDNOTES


THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS. IN ADDITION, SMALLER-COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM.

CLASS A:        Subject to the current, maximum 5.75% initial sales charge.
                Prior to 7/1/92, Fund shares were offered at a higher initial sales charge. Thus actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 14.69% and 2.08%.
6. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally.


Annual Report | Past performance does not guarantee future results. | 11

Templeton Global Smaller Companies Fund, Inc.

FINANCIAL HIGHLIGHTS

                                                             ---------------------------------------------------------
                                                                                    YEAR ENDED AUGUST 31,
CLASS A                                                         2003         2002       2001        2000        1999
                                                             ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................   $5.82        $6.10      $7.30       $7.40       $6.90
                                                             ---------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a ............................     .07          .05        .07         .11         .13

 Net realized and unrealized gains (losses) ................    1.32         (.27)      (.98)        .35         .66
                                                             ---------------------------------------------------------
Total from investment operations ...........................    1.39         (.22)      (.91)        .46         .79
                                                             ---------------------------------------------------------
Less distributions from:

 Net investment income .....................................    (.05)        (.06)      (.10)       (.17)       (.11)

 Net realized gains ........................................      --           --       (.19)       (.39)       (.18)
                                                             ---------------------------------------------------------
Total distributions ........................................    (.05)        (.06)      (.29)       (.56)       (.29)
                                                             ---------------------------------------------------------
Redemption fees ............................................      -- c         --         --          --          --
                                                             ---------------------------------------------------------
Net asset value, end of year ...............................   $7.16        $5.82      $6.10       $7.30       $7.40
                                                             ---------------------------------------------------------

Total return b .............................................  24.09%      (3.59)%   (12.50)%       7.09%      11.96%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................$691,103     $565,680   $647,893    $952,784  $1,059,988

Ratios to average net assets:

 Expenses ..................................................   1.46%        1.44%      1.46%       1.37%       1.39%

 Net investment income (loss) ..............................   1.18%         .82%      1.07%       1.60%       1.90%

Portfolio turnover rate ....................................  29.51%       25.31%     36.65%      27.19%      14.04%


aBased on average weighted shares outstanding.
bTotal return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.


12 |  Annual Report

Templeton Global Smaller Companies Fund, Inc.

                                                         ----------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
CLASS B                                                     2003        2002        2001       2000       1999 D
                                                         ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $5.70        $5.99      $7.20       $7.36       $7.02
                                                         ----------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a ........................     .03          .02        .03         .07         .07

 Net realized and unrealized gains (losses) ............    1.27         (.28)      (.97)        .32         .27
                                                         ----------------------------------------------------------
Total from investment operations .......................    1.30         (.26)      (.94)        .39         .34
                                                         ----------------------------------------------------------
Less distributions from:

 Net investment income .................................    (.03)        (.03)      (.08)       (.16)         --

 Net realized gains ....................................      --           --       (.19)       (.39)         --
                                                         ----------------------------------------------------------
Total distributions ....................................    (.03)        (.03)      (.27)       (.55)         --
                                                         ----------------------------------------------------------
Redemption fees ........................................      -- c         --         --          --          --
                                                         ----------------------------------------------------------
Net asset value, end of year ...........................   $6.97        $5.70      $5.99       $7.20       $7.36
                                                         ----------------------------------------------------------

Total return b .........................................  22.97%      (4.25)%   (13.13)%       6.01%       4.84%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................  $3,171       $1,409       $333        $519        $220

Ratios to average net assets:

 Expenses ..............................................   2.21%        2.19%      2.20%       2.11%       2.21% e

 Net investment income (loss) ..........................    .43%         .07%       .53%        .98%       1.38% e

Portfolio turnover rate ................................  29.51%       25.31%     36.65%      27.19%      14.04%


aBased on average weighted shares outstanding.
bTotal return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dFor the period January 1, 1999 (effective date) to August 31, 1999.
eAnnualized.


                                                            Annual Report  | 13

Templeton Global Smaller Companies Fund, Inc.

                                                    --------------------------------------------------------
                                                                      YEAR ENDED AUGUST 31,
CLASS C                                               2003         2002       2001        2000        1999
                                                    --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year
Net asset value, beginning of year ................  $5.75        $6.00      $7.19       $7.27       $6.78
                                                    --------------------------------------------------------

Income from investment operations:

 Net investment income (loss) a ...................    .02          .01        .02         .05         .08

 Net realized and unrealized gains (losses) .......   1.30         (.26)      (.96)        .35         .65
                                                    --------------------------------------------------------
Total from investment operations ..................   1.32         (.25)      (.94)        .40         .73
                                                    --------------------------------------------------------
Less distributions from:

 Net investment income ............................   (.02)          -- d     (.06)       (.09)       (.06)

 Net realized gains ...............................     --           --       (.19)       (.39)       (.18)
                                                    --------------------------------------------------------
Total distributions ...............................   (.02)          --       (.25)       (.48)       (.24)
                                                    --------------------------------------------------------
Redemption fees ...................................     -- c         --         --          --          --
                                                    --------------------------------------------------------
Net asset value, end of year ......................  $7.05        $5.75      $6.00       $7.19       $7.27
                                                    --------------------------------------------------------

Total return b ....................................  3.17%      (4.12)%   (13.17)%       6.15%      11.28%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................$17,347      $12,894    $13,348     $20,729     $29,523

Ratios to average net assets:

 Expenses .........................................  2.20%        2.17%      2.20%       2.11%       2.13%

 Net investment income (loss) .....................   .44%         .09%       .33%        .79%       1.11%

Portfolio turnover rate ........................... 29.51%       25.31%     36.65%      27.19%      14.04%


aBased on average weighted shares outstanding.
bTotal return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.01 per share.
dActual distribution from net investment income per share was $.003.




14 |  Annual Report

Templeton Global Smaller Companies Fund, Inc.


                                                          --------------------------------------------------------
                                                                             YEAR ENDED AUGUST 31,
ADVISOR CLASS                                               2003          2002      2001         2000       1999
                                                          --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................    $5.84        $6.12      $7.31       $7.42       $6.91
                                                          --------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a ........................      .06          .07        .07         .14         .16

 Net realized and unrealized gains (losses) ............     1.33         (.28)      (.96)        .34         .65
                                                          --------------------------------------------------------
Total from investment operations .......................     1.39         (.21)      (.89)        .48         .81
                                                          --------------------------------------------------------
Less distributions from:

 Net investment income .................................     (.06)        (.07)      (.11)       (.20)       (.12)

 Net realized gains ....................................       --           --       (.19)       (.39)       (.18)
                                                          --------------------------------------------------------
Total distributions ....................................     (.06)        (.07)      (.30)       (.59)       (.30)
                                                          --------------------------------------------------------
Redemption fees ........................................       -- c         --         --          --          --
                                                          --------------------------------------------------------
Net asset value, end of year ...........................    $7.17        $5.84      $6.12       $7.31       $7.42
                                                          --------------------------------------------------------

Total return b .........................................   24.39%      (3.27)%   (12.16)%       7.34%      12.33%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $4,834      $10,344     $2,929     $10,234      $6,236

Ratios to average net assets:

 Expenses ..............................................    1.21%        1.19%      1.21%       1.12%       1.14%

 Net investment income (loss) ..........................    1.43%        1.07%      1.10%       1.93%       2.26%

Portfolio turnover rate ................................   29.51%       25.31%     36.65%      27.19%      14.04%


aBased on average weighted shares outstanding.
bTotal return is not annualized for periods less than one year.
cAmount is less than $0.01 per share.


                     Annual Report  |  See notes to financial statements.  | 15

Templeton Global Smaller Companies Fund, Inc.

STATEMENT OF INVESTMENTS, AUGUST 31, 2003

---------------------------------------------------------------------------------------------------------------------------
                                                               INDUSTRY                     SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 91.8%
  AUSTRALIA 4.7%
  APN News & Media Ltd. ........................                 Media                      3,746,205       $    8,729,021
  Iluka Resources Ltd. .........................            Metals & Mining                 3,732,020            9,952,053
  John Fairfax Holdings Ltd. ...................                 Media                      4,209,800            8,528,592
a Promina Group Ltd. ...........................               Insurance                    3,305,000            6,396,084
                                                                                                            ---------------
                                                                                                                33,605,750
                                                                                                            ---------------
  AUSTRIA 1.2%
  Erste Bank der Oester Sparkassen AG ..........           Commercial Banks                    89,700            8,262,607
                                                                                                            ---------------
  BERMUDA .1%
a Axis Capital Holdings Ltd. ...................               Insurance                       31,100              763,505
                                                                                                            ---------------
  CANADA 6.3%
  Abitibi-Consolidated Inc. ....................        Paper & Forest Products               558,470            4,219,274
a ATI Technologies Inc. ........................        Computers & Peripherals               728,500           10,976,210
  Canadian Natural Resources Ltd. ..............               Oil & Gas                       73,421            2,858,279
  Canadian Natural Resources Ltd.
    (CAD Traded) ...............................               Oil & Gas                       36,251            1,404,150
a GSI Lumonics Inc. ............................  Electronic Equipment & Instruments          698,000            7,084,915
  Linamar Corp. ................................            Auto Components                   690,000            5,670,620
  National Bank of Canada ......................           Commercial Banks                   226,400            5,720,593
a Precision Drilling Corp. .....................      Energy Equipment & Services             180,000            7,188,840
                                                                                                            ---------------
                                                                                                                45,122,881
                                                                                                            ---------------
  DENMARK 2.6%
a ISS A/S ......................................    Commercial Services & Supplies            114,600            4,879,876
  Vestas Wind Systems AS .......................         Electrical Equipment                 788,940           13,589,442
                                                                                                            ---------------
                                                                                                                18,469,318
                                                                                                            ---------------
  FINLAND 3.7%
  Amer Group Ltd., A ...........................     Leisure Equipment & Products             260,100            8,181,401
  Metso OYJ ....................................               Machinery                      930,250            9,600,419
  Orion Yhtyma OYJ B ...........................            Pharmaceuticals                   506,900            8,681,796
                                                                                                            ---------------
                                                                                                                26,463,616
                                                                                                            ---------------
  FRANCE 1.1%
  Galeries Lafayette SA ........................           Multiline Retail                    55,400            7,852,333
                                                                                                            ---------------
  GERMANY .8%
  Celesio AG ...................................   Health Care Providers & Services           151,000            6,051,074
                                                                                                            ---------------
  HONG KONG 11.6%
  Asia Satellite Telecommunications
    Holdings Ltd. ..............................Diversified Telecommunication Services      3,187,500            5,088,164
  Dah Sing Financial Holdings Ltd. .............            Commercial Banks                1,280,000            7,582,170
  Fountain Set Holdings Ltd. ...................    Textiles Apparel & Luxury Goods         8,684,000            7,404,284
  Giordano International Ltd. ..................           Specialty Retail                31,351,348           13,064,151
  Hung Hing Printing Group Ltd. ................        Paper & Forest Products            20,862,508           15,380,695
  Li & Fung Ltd. ...............................             Distributors                   4,761,000            8,088,270
  Moulin International Holdings Ltd. ...........    Health Care Equipment & Supplies       17,366,000           10,242,341

16 |  Annual Report

Templeton Global Smaller Companies Fund, Inc.

---------------------------------------------------------------------------------------------------------------------------
                                                               INDUSTRY                     SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  HONG KONG (CONT.)
  SCMP Group Ltd. ............................                   Media                      3,517,557       $    1,488,321
  Techtronic Industries Co. Ltd. .............            Household Durables                4,502,621           10,102,876
  Texwinca Holdings Ltd. .....................      Textiles Apparel & Luxury Goods         5,850,000            4,537,878
                                                                                                            ---------------
                                                                                                                82,979,150
                                                                                                            ---------------
  INDIA 6.2%
  Associated Cement Cos. Ltd. ................          Construction Materials              1,805,200            8,364,408
  Gail India Ltd., GDR, 144A .................               Gas Utilities                    727,710           12,538,443
  Gujarat Ambuja Cements Ltd. ................          Construction Materials              2,434,480           12,233,475
  Housing Development Finance Corp. Ltd. .....        Thrifts & Mortgage Finance              601,660            6,333,574
  Satyam Computers Services Ltd. .............                IT Services                     942,000            4,656,571
  Satyam Computers Services Ltd., ADR ........                IT Services                       5,000               59,550
                                                                                                            ---------------
                                                                                                                44,186,021
                                                                                                            ---------------
  ISRAEL 1.1%
a Orbotech Ltd. ..............................    Electronic Equipment & Instruments          434,300            7,556,820
                                                                                                            ---------------
  ITALY 1.0%
  Banca Popolare di Verona e SCRL ............              Commercial Banks                  564,800            7,441,125
                                                                                                            ---------------
  JAPAN 4.0%
  Meitec Corp. ...............................      Commercial Services & Supplies            330,000           11,878,642
a Nec Electronics Corp.,144A ................. Semiconductors & Semiconductor Equipment        18,900            1,281,274
  Ono Pharmaceutical Co. Ltd. ................              Pharmaceuticals                   222,000            7,439,321
  Sangetsu Co. Ltd. ..........................            Household Durables                  423,000            6,801,063
a Seiko Epson Corp. 144A .....................            Office Electronics                   18,000              485,944
  Tokyo Individualized Educational
    Institute Inc. ...........................      Commercial Services & Supplies            151,600            1,042,023
                                                                                                            ---------------
                                                                                                                28,928,267
                                                                                                            ---------------
  LUXEMBOURG .5%
a Thiel Logistik AG ..........................                 Software                       629,000            3,245,721
                                                                                                            ---------------
  MEXICO 3.7%
a Corporacion Geo SA, B ......................            Household Durables                3,157,480           14,309,254
  Grupo Aeroportuario del Sureste SA de CV,
    ADR ......................................       Transportation Infrastructure            501,760            7,461,171
  Grupo Continental SA .......................                 Beverages                    3,158,600            4,526,191
                                                                                                            ---------------
                                                                                                                26,296,616
                                                                                                            ---------------
  NETHERLANDS 7.7%
  Aalberts Industries NV .....................         Industrial Conglomerates               828,703           17,741,739
  Arcadis NV .................................      Commercial Services & Supplies            533,932            4,631,010
a Draka Holding NV ...........................           Electrical Equipment                 193,464            2,665,671
  IHC Caland NV ..............................        Energy Equipment & Services             142,300            7,186,632
  OPG Groep NV ...............................     Health Care Providers & Services           385,100           12,392,303
  Vedior NV ..................................      Commercial Services & Supplies            869,000           10,761,964
                                                                                                            ---------------
                                                                                                                55,379,319
                                                                                                            ---------------


                                                          Annual Report  | 17

Templeton Global Smaller Companies Fund, Inc.


---------------------------------------------------------------------------------------------------------------------------
                                                               INDUSTRY                     SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  NEW ZEALAND 1.1%
  Fisher & Paykel Healthcare Corp. Ltd. ......     Health Care Equipment & Supplies         1,066,000       $    7,566,828
                                                                                                            ---------------
  NORWAY .7%
  Norske Skogindustrier ASA, A ...............          Paper & Forest Products               286,000            5,112,491
                                                                                                            ---------------
  SOUTH KOREA 3.5%
  Dae Duck Electronics Co. Ltd. ..............    Electronic Equipment & Instruments          939,895            9,093,828
  Halla Climate Control Co. Ltd. .............           Electrical Equipment                 162,700           10,370,269
  Samsung Electro-Mechanics Co. ..............    Electronic Equipment & Instruments          162,000            5,829,663
                                                                                                            ---------------
                                                                                                                25,293,760
                                                                                                            ---------------
  SPAIN 2.5%
  Grupo Dragados SA ..........................        Construction & Engineering              130,516            2,643,765
  Sol Melia SA ...............................       Hotels Restaurants & Leisure           1,256,260            8,178,938
  Transportes Azkar SA .......................                Road & Rail                   1,209,328            7,143,138
                                                                                                            ---------------
                                                                                                                17,965,841
                                                                                                            ---------------
  SWEDEN 2.1%
  D. Carnegie & Co. AB .......................      Diversified Financial Services          1,132,536           11,039,287
  Observer AB ................................      Commercial Services & Supplies          1,308,030            4,364,689
                                                                                                            ---------------
                                                                                                                15,403,976
                                                                                                            ---------------
  SWITZERLAND 4.9%
  Gurit Heberlein AG, Br. ....................                 Chemicals                       15,353            9,098,562
  Kuoni Reisen Holding AG, B .................       Hotels Restaurants & Leisure               2,257              618,014
  Lindt & Spruengli Chocolate Works Ltd. .....               Food Products                     10,100            6,692,228
  SIG Holding AG .............................                 Machinery                       99,000           12,723,573
a Swisslog Holding AG ........................                 Machinery                      148,181              581,911
  Vontobel Holding AG ........................              Capital Markets                   295,900            5,545,946
                                                                                                            ---------------
                                                                                                                35,260,234
                                                                                                            ---------------
  UNITED KINGDOM 4.7%
  Avis Europe PLC ............................                Road & Rail                   1,560,000            2,862,340
  Burberry Group PLC .........................             Specialty Retail                   777,000            3,994,321
  Burberry Group PLC, 144A ...................             Specialty Retail                   724,300            3,714,814
  Geest PLC ..................................               Food Products                  1,180,000            9,117,698
  Kidde PLC ..................................           Electrical Equipment               6,225,500            9,551,787
  W.H. Smith PLC .............................             Specialty Retail                   806,000            4,500,372
                                                                                                            ---------------
                                                                                                                33,741,332
                                                                                                            ---------------
  UNITED STATES 16.0%
a Agile Software Corp. .......................       Internet Software & Services             317,950            3,176,320
  Alberto-Culver Co., A ......................            Household Products                  112,350            6,244,413
  Alpharma Inc., A ...........................              Pharmaceuticals                   298,800            6,265,836
a Bearingpoint Inc. ..........................       Internet Software & Services             675,800            5,541,560
  Central Parking Corp. ......................      Commercial Services & Supplies            568,400            8,639,680
  Dial Corp. .................................            Household Products                  386,400            7,832,328
a Gamestop Corp. .............................             Specialty Retail                   707,700           11,769,051
a Gartner Inc., B ............................                IT Services                     500,000            5,220,000
  Goodys Family Clothing Inc. ................             Specialty Retail                   982,100            9,516,549
  Hubbell Inc., B ............................           Electrical Equipment                 168,700            6,741,252

18 |  Annual Report

Templeton Global Smaller Companies Fund, Inc.

----------------------------------------------------------------------------------------------------------------------------
                                                               INDUSTRY                     SHARES                VALUE
----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  UNITED STATES (CONT.)
  Interpublic Group of Cos. Inc. ................                Media                        279,300       $    4,231,395
a JAKKS Pacific Inc. ............................    Leisure Equipment & Products             575,000            6,900,000
a Prime Hospitality Corp. .......................    Hotels Restaurants & Leisure             942,000            8,430,900
  Radian Group Inc. .............................     Thrifts & Mortgage Finance              172,976            8,231,928
a Scholastic Corp. ..............................                Media                        157,400            4,563,026
a Too Inc. ......................................          Specialty Retail                   255,900            4,150,698
a Triad Hospitals Inc. ..........................  Health Care Providers & Services           229,764            7,444,354
                                                                                                            ----------------
                                                                                                               114,899,290
                                                                                                            ----------------
  TOTAL COMMON STOCKS
    (COST $487,296,382) .........................                                                              657,847,875
                                                                                                            ----------------
  PREFERRED STOCKS 2.3%
  BRAZIL .8%
  Telemig Celular Participacoes SA,
    ADR, pfd. ................................... Wireless Telecommunication Services         252,330            5,649,669
                                                                                                            ----------------
  GERMANY 1.5%
  Hugo Boss AG, pfd. ............................   Textiles Apparel & Luxury Goods           577,480           10,714,855
                                                                                                            ----------------
  TOTAL PREFERRED STOCKS (COST $8,254,391) ......                                                               16,364,524
                                                                                                            ----------------
  TOTAL INVESTMENTS BEFORE REPURCHASE
    AGREEMENT (COST $495,550,773) ...............                                                              674,212,399
                                                                                                            ----------------

                                                                                --------------------------------------------
                                                                                       PRINCIPAL AMOUNT           VALUE
                                                                                --------------------------------------------
  REPURCHASE AGREEMENT (COST $44,560,000) 6.2%
  UNITED STATES 6.2%
b Dresdner Bank AG, 0.98%, 9/2/03 (Maturity
    Value $44,564,852).  Collateralized by
    U.S. Treasury Bills, Notes, Bonds and
    U.S. Government Agency Securities. ..........                                       $  44,560,000           44,560,000
                                                                                                            ----------------
  TOTAL INVESTMENTS (COST $540,110,773)
    100.3% ......................................                                                              718,772,399
  OTHER ASSETS, LESS LIABILITIES (0.3)% .........                                                               (2,317,343)
                                                                                                            ----------------
  NET ASSETS 100.0% .............................                                                             $716,455,056
                                                                                                            ----------------

CURRENCY ABBREVIATIONS | CAD - Canadian Dollar


aNon-income producing.
bSee Note (1b) regarding repurchase agreement.


                    Annual Report  |  See notes to financial statements.  | 19

Templeton Global Smaller Companies Fund, Inc.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003

Assets:
 Investments in securities:
  Cost .........................................................  $540,110,773
                                                                  -------------
  Value ........................................................   718,772,399
 Foreign currency, at value and cost ...........................     1,052,552
 Receivables:
  Investment securities sold ...................................       863,767
  Capital shares sold ..........................................     1,316,119
  Dividends and interest .......................................     1,063,556
                                                                  -------------
      Total assets .............................................   723,068,393
                                                                  -------------
Liabilities:
 Payables:
  Investment securities purchased ..............................     2,935,157
  Capital shares redeemed ......................................     1,514,967
  Affiliates ...................................................       888,669
 Deferred tax liability (Note 1h) ..............................       952,719
 Funds advanced by custodian ...................................        96,174
 Other Liabilities .............................................       225,651
                                                                  -------------
      Total liabilities ........................................     6,613,337
                                                                  -------------
Net assets, at value ...........................................  $716,455,056
                                                                  -------------
Net assets consist of:
 Undistributed net investment income ...........................   $ 6,683,493
 Net unrealized appreciation (depreciation) ....................   177,713,473
 Accumulated net realized gain (loss) ..........................   (57,385,103)
 Capital shares ................................................   589,443,193
                                                                  -------------
Net assets, at value ...........................................  $716,455,056
                                                                  -------------


20 |  Annual Report

Templeton Global Smaller Companies Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003

CLASS A:
Net asset value per share ($691,102,508 / 96,543,161 shares outstanding) ..............................      $7.16
                                                                                                         ----------
Maximum offering price per share ($7.16 / 94.25%) .....................................................      $7.60
                                                                                                         ----------
CLASS B:
Net asset value and maximum offering price per share ($3,171,492 / 454,809 shares outstanding) a ......      $6.97
                                                                                                         ----------
CLASS C:
Net asset value per share ($17,347,408 / 2,459,341 shares outstanding) a ..............................      $7.05
                                                                                                         ----------
Maximum offering price per share ($7.05 / 99.00%) .....................................................      $7.12
                                                                                                         ----------
ADVISOR CLASS:
Net asset value and maximum offering price per share ($4,833,648 / 673,718 shares outstanding) ........      $7.17
                                                                                                         ----------


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the fund.


                     Annual Report  |  See notes to financial statements.  | 21

Templeton Global Smaller Companies Fund, Inc.

STATEMENT OF OPERATIONS
for the year ended August 31, 2003

Investment Income:
 (net of foreign taxes of $1,555,115)
 Dividends .................................................................... $ 14,481,911
 Interest .....................................................................      266,625
                                                                                -------------
      Total investment income ................................................. $ 14,748,536
Expenses:
 Management fees (Note 3) .....................................................    4,192,457
 Administrative fees (Note 3) .................................................      784,597
 Distribution fees (Note 3)
  Class A .....................................................................    1,340,248
  Class B .....................................................................       13,102
  Class C .....................................................................      131,247
 Transfer agent fees (Note 3) .................................................    1,152,000
 Custodian fees ...............................................................      284,100
 Reports to shareholders ......................................................      115,400
 Registration and filing fees .................................................       60,600
 Professional fees ............................................................       65,500
 Directors' fees and expenses .................................................       78,100
 Other ........................................................................       14,900
                                                                                -------------
      Total expenses ..........................................................    8,232,251
                                                                                -------------
        Net investment income .................................................    6,516,285
                                                                                -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .................................................................  (27,509,063)
  Foreign currency transactions ...............................................      174,106
                                                                                -------------
      Net realized gain (loss) ................................................  (27,334,957)
  Net unrealized appreciation (depreciation) on:
  Investments .................................................................  152,588,289
  Deferred taxes (Note 1h) ....................................................     (924,163)
  Translation of assets and liabilities denominated in foreign currencies .....      (47,196)
                                                                                -------------
      Net unrealized appreciation (depreciation) ..............................  151,616,930
                                                                                -------------
Net realized and unrealized gain (loss) .......................................  124,281,973
                                                                                -------------
Net increase (decrease) in net assets resulting from operations ............... $130,798,258
                                                                                -------------


22 |  See notes to financial statements.  |  Annual Report

Templeton Global Smaller Companies Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended August 31, 2003 and 2002

                                                                                                    -----------------------------
                                                                                                        2003            2002
                                                                                                    -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .....................................................................$  6,516,285    $  5,224,116
  Net realized gain (loss) from investments and foreign currency transactions ...................... (27,334,957)    (10,637,356)
  Net unrealized appreciation (depreciation) on investments, deferred taxes, and translation of
   assets and liabilities denominated in foreign currencies ........................................ 151,616,930     (16,041,989)
                                                                                                    -----------------------------
      Net increase (decrease) in net assets resulting from operations .............................. 130,798,258     (21,455,229)
Distributions to shareholders from:
 Net investment income:
  Class A ..........................................................................................  (4,409,850)     (5,848,344)
  Class B ..........................................................................................      (6,893)         (3,259)
  Class C ..........................................................................................     (48,068)         (5,810)
  Advisor Class ....................................................................................    (127,933)        (34,954)
                                                                                                    -----------------------------
Total distributions to shareholders ................................................................  (4,592,744)     (5,892,367)
Capital share transactions (Note 2):
  Class A ..........................................................................................   2,597,264     (55,740,842)
  Class B ..........................................................................................   1,315,987       1,177,047
  Class C ..........................................................................................   1,406,677         254,281
  Advisor Class ....................................................................................  (5,407,925)      7,481,325
                                                                                                    -----------------------------
Total capital share transactions ...................................................................    (87,997)    (46,828,189)
Redemption fees (Note 1i) ..........................................................................      10,345              --
       Net increase (decrease) in net assets ....................................................... 126,127,862     (74,175,785)
Net assets:
 Beginning of year ................................................................................. 590,327,194     664,502,979
                                                                                                    -----------------------------
 End of year .......................................................................................$716,455,056    $590,327,194
                                                                                                    -----------------------------
Undistributed net investment income included in net assets:
 End of year .......................................................................................$  6,683,493    $  4,585,846
                                                                                                    -----------------------------

                      Annual Report  |  See notes to financial statements. | 23

Templeton Global Smaller Companies Fund, Inc.

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund will invest mainly in the equity securities of smaller companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At August 31, 2003, all repurchase agreements held by the Fund had been entered into on the last business day of the month.

C. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.




24 |  Annual Report

Templeton Global Smaller Companies Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. DEFERRED TAXES

Deferred taxes are recorded for estimated tax liabilities inherent in the Fund's portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.



                                                           Annual Report  | 25

Templeton Global Smaller Companies Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I. REDEMPTION FEES

The Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At August 31, 2003, there were 1.5 billion shares authorized ($0.20 par value) of which 750 million, 100 million, 550 million, and 100 million were designated as Class A shares, Class B shares, Class C shares, and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                       ---------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31,
                                                   2003                               2002
                                       ---------------------------------------------------------------
                                          SHARES         AMOUNT              SHARES         AMOUNT
                                       ---------------------------------------------------------------
CLASS A SHARES:
Shares sold ..........................  25,986,563   $ 153,546,743         24,569,975   $ 155,690,178
Shares issued on reinvestment of
 distributions .......................     725,443       3,844,845            937,562       5,006,583
Shares redeemed ...................... (27,313,850)   (154,794,324)       (34,587,920)   (216,437,603)
                                       ---------------------------------------------------------------
Net increase (decrease) ..............    (601,844)  $   2,597,264         (9,080,383)  $ (55,740,842)
                                       ---------------------------------------------------------------
CLASS B SHARES:
Shares sold ..........................     640,501   $   3,781,182            549,448   $   3,429,886
Shares issued on reinvestment of
 distributions .......................       1,255           6,526                610           3,198
Shares redeemed ......................    (434,207)     (2,471,721)          (358,426)     (2,256,037)
                                       ---------------------------------------------------------------
Net increase (decrease) ..............     207,549   $   1,315,987            191,632   $   1,177,047
                                       ---------------------------------------------------------------
CLASS C SHARES:
Shares sold ..........................   2,481,414   $  14,159,661          1,676,316   $  10,623,596
Shares issued on reinvestment of
 distributions .......................       8,211          43,189                952           5,047
Shares redeemed ......................  (2,273,539)    (12,796,173)        (1,657,235)    (10,374,362)
                                       ---------------------------------------------------------------
Net increase (decrease) ..............     216,086   $   1,406,677             20,033   $     254,281
                                       ---------------------------------------------------------------


26 |  Annual Report

Templeton Global Smaller Companies Fund, Inc.

2. CAPITAL STOCK (CONTINUED)

                                        --------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                                   2003                                2002
                                        --------------------------------------------------------------
                                          SHARES          AMOUNT              SHARES         AMOUNT
                                        --------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold ...........................  1,841,440   $  10,588,389          2,068,171   $  12,247,213
Shares issued on reinvestment of
 distributions ........................     23,699         125,607              6,472          34,561
Shares redeemed ....................... (2,963,244)    (16,121,921)          (781,566)     (4,800,449)
                                        --------------------------------------------------------------
Net increase (decrease) ............... (1,098,105)  $  (5,407,925)         1,293,077   $   7,481,325
                                        --------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TIC of 0.75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

---------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------
        0.15%           First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.10%           Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent years. At August 31, 2003, Distributors advised the Fund that unreimbursed costs were $1,136,453. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $50,476 and $31,799 respectively.


4. INCOME TAXES

At August 31, 2003, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ......................................  $542,763,070
                                                            ------------
Unrealized appreciation ..................................   201,830,699
Unrealized depreciation ..................................   (25,821,370)
                                                            ------------
Net unrealized appreciation (depreciation) ...............  $176,009,329
                                                            ------------
Distributable earnings - ordinary income .................  $  9,335,790
                                                            ------------



                                                            Annual Report  | 27

Templeton Global Smaller Companies Fund, Inc.

4. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended August 31, 2003 and 2002, was as follows:

                                           ------------------------
                                               2003        2002
                                           ------------------------
Distributions paid from:
 Ordinary income ......................... $4,592,744    $5,892,367
                                           ------------------------

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive investment company shares.

At August 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

  2010 ....................................................  $29,450,960
  2011 ....................................................   27,934,143
                                                             -----------
                                                             $57,385,103
                                                             -----------
5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended August 31, 2003 aggregated $160,588,449 and $188,682,943 respectively.


6. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at August 31, 2003 were as shown below.

-------------------------------------------------------------------------------------------------------
                                                                                  INVESTMENT   REALIZED
                          NUMBER OF                         NUMBER OF               INCOME      CAPITAL
                         SHARES HELD     GROSS      GROSS  SHARES HELD   VALUE     9/01/02-     GAINS/
  NAME OF ISSUER        AUG. 31, 2002  ADDITIONS REDUCTIONS  8/31/03    8/31/03     8/31/03     LOSSES
-------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Crown Van Gelder
 Papierfabrieken NV .....   373,600          --    373,600       --         --*        --   $(2,279,424)
                                                                        -------------------------------

*As of August 31, 2003, no longer an affiliate.



28 |  Annual Report

Templeton Global Smaller Companies Fund, Inc.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Global Smaller Companies Fund, Inc. (the "Fund") at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


San Francisco, California
October 3, 2003





                                                           Annual Report  | 29

Templeton Global Smaller Companies Fund, Inc.

TAX DESIGNATION (UNAUDITED)



Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 9.33% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2003.

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $10,175,605 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At August 31, 2003, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on October 23, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.



30 |  Annual Report

Templeton Global Smaller Companies Fund, Inc.

The following table provides a breakdown by country of foreign taxes paid and foreign source income as designated by the Fund, to Class A, Class B, and Class C, and Advisor class shareholders.

------------------------------------------------------------------------------------------------------------------------------
                     CLASS A                       CLASS B                     CLASS C                   ADVISOR CLASS
            FOREIGN TAX  FOREIGN SOURCE  FOREIGN TAX  FOREIGN SOURCE FOREIGN TAX   FOREIGN SOURCE  FOREIGN TAX  FOREIGN SOURCE
                PAID         INCOME           PAID        INCOME         PAID          INCOME         PAID         INCOME
COUNTRY      PER SHARE     PER SHARE      PER SHARE     PER SHARE     PER SHARE      PER SHARE      PER SHARE     PER SHARE
------------------------------------------------------------------------------------------------------------------------------
Australia .... 0.0004        0.0029         0.0004        0.0026        0.0004         0.0017        0.0004         0.0034
Austria ...... 0.0002        0.0006         0.0002        0.0006        0.0002         0.0004        0.0002         0.0008
Brazil ....... 0.0000        0.0005         0.0000        0.0005        0.0000         0.0003        0.0000         0.0006
Canada ....... 0.0006        0.0021         0.0006        0.0019        0.0006         0.0012        0.0006         0.0024
Denmark ...... 0.0001        0.0002         0.0001        0.0002        0.0001         0.0001        0.0001         0.0003
Finland ...... 0.0022        0.0076         0.0022        0.0068        0.0022         0.0043        0.0022         0.0088
France ....... 0.0001        0.0004         0.0001        0.0003        0.0001         0.0002        0.0001         0.0005
Germany ...... 0.0010        0.0033         0.0010        0.0030        0.0010         0.0019        0.0010         0.0039
Hong Kong .... 0.0000        0.0148         0.0000        0.0132        0.0000         0.0084        0.0000         0.0171
India ........ 0.0014        0.0084         0.0014        0.0075        0.0014         0.0048        0.0014         0.0098
Italy ........ 0.0004        0.0013         0.0004        0.0012        0.0004         0.0007        0.0004         0.0015
Japan ........ 0.0004        0.0019         0.0004        0.0017        0.0004         0.0011        0.0004         0.0023
Mexico ....... 0.0000        0.0038         0.0000        0.0034        0.0000         0.0021        0.0000         0.0044
Netherlands .. 0.0024        0.0084         0.0024        0.0075         0.0024        0.0048        0.0024         0.0098
New
 Zealand ..... 0.0004        0.0012         0.0004        0.0011        0.0004         0.0007        0.0004         0.0014
South
 Korea ....... 0.0009        0.0027         0.0009        0.0025        0.0009         0.0016        0.0009         0.0032
Spain ........ 0.0003        0.0011         0.0003        0.0010        0.0003         0.0006        0.0003         0.0013
Sweden ....... 0.0019        0.0064         0.0019        0.0057        0.0019         0.0036        0.0019         0.0075
Switzerland .. 0.0009        0.0030         0.0009        0.0027        0.0009         0.0017        0.0009         0.0035
United
 Kingdom ..... 0.0017        0.0084         0.0017        0.0076        0.0017         0.0048        0.0017         0.0098
              ----------------------------------------------------------------------------------------------------------------
TOTAL         $0.0153       $0.0790        $0.0153       $0.0710       $0.0153        $0.0450       $0.0153        $0.0923
              ================================================================================================================

In January 2004, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2003 individual income tax returns.



                                                            Annual Report  | 31

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS

--------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (71)            Director      Since 1992      142                        Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                    company).
Suite 2100
Fort Lauderdale, FL 33394-3091
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
--------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)         Director      Since 1992      143                        None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
--------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (80)        Director      Since 1991      28                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and FORMERLY, Executive-in-Residence, Eckerd College (1991-2002); Chairman and Director,
Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurants, Inc. (1994-1997); and Chairman of the Board and
Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
--------------------------------------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (74)            Director      Since 1990      21                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
--------------------------------------------------------------------------------------------------------------------------------


32 |  Annual Report

--------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                             LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION    TIME SERVED       BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (75)           Director    Since 1993        142                        Director, White Mountains Insurance
500 East Broward Blvd.                                                                    Group, Ltd. (holding company);
Suite 2100                                                                                Martek Biosciences Corporation;
Fort Lauderdale, FL 33394-3091                                                            MedImmune, Inc. (biotechnology);
                                                                                          Overstock.com (Internet services);
                                                                                          and Spacehab, Inc. (aerospace services);
                                                                                          and FORMERLY, Director, MCI
                                                                                          Communication Corporation (subsequently
                                                                                          known as MCI WorldCom, Inc. and
                                                                                          WorldCom, Inc.) (communications
                                                                                          services) (1988-2002).
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
Association of Securities Dealers, Inc. (1970-1987).
--------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (74)            Director    Since 1990        28                         None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light
(1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
--------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

--------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                             LENGTH OF         FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION    TIME SERVED       BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (73)         Director    Since 1993        21                         Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                    (exploration and refining of oil and
Suite 2100                                                                                gas); and C2, Inc. (operating and
Fort Lauderdale, FL 33394-3091                                                            investment business); and FORMERLY,
                                                                                          Director, H.J. Heinz Company
                                                                                          (processed foods and allied products)
                                                                                          (1987-1988; 1993-2003).
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd., Darby Emerging Markets Investments
LDC and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and
Franklin Templeton Investment Fund; and FORMERLY, Secretary of the United States Department of the Treasury (1988-1993);
Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April
1982-December 1982).
--------------------------------------------------------------------------------------------------------------------------------

                                                            Annual Report  | 33

--------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                               LENGTH OF          FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION       TIME SERVED        BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (58)          Director and   Director since     38                      None
One Franklin Parkway            Vice President 1992 and Vice
San Mateo, CA 94403-1906                       President since
                                               1996
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-- Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory
Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (70)       Director,      Director and       142                     None
One Franklin Parkway            Chairman of    Chairman of the
San Mateo, CA 94403-1906        the Board and  Board since 1995
                                Vice President and Vice
                                               President since
                                               1992
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member -- Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
JEFFERY A. EVERETT (39)         President and  Since 2002         Not Applicable          None
PO Box N-7759                   Chief
Lyford Cay, Nassau, Bahamas     Executive
                                Officer --
                                Investment
                                Management
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
--------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (43)         Vice President Since 1990         Not Applicable          None
One Franklin Parkway
San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------


34 |  Annual Report

--------------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF PORTFOLIOS IN
                                               LENGTH OF      FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED    BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)            Senior Vice   Since 2002     Not Applicable              None
500 East Broward Blvd.           President and
Suite 2100                       Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (56)               Vice President Since 2000     Not Applicable              None
One Franklin Parkway
San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
--------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (55)            Vice President Vice President Not Applicable              None
One Franklin Parkway             and Secretary  since 2000 and
San Mateo, CA 94403-1906                        Secretary since
                                                1996
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide,
Inc.; Secretary, Franklin Mutual Advisers, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S.
District Court (District of Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (63)      Vice President Since 1996     Not Applicable              None
One Franklin Parkway
San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member -- Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------

                                                            Annual Report  | 35

--------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (63)                 Vice          Since 1994       Not Applicable            None
500 East Broward Blvd.           President
Suite 2100
Fort Lauderdale, FL 33394-3091
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
--------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (66)           Vice          Since 2002       Not Applicable            Director, FTI Banque, Arch
600 Fifth Avenue                 President                                                Chemicals, Inc. and Lingnan
Rockefeller Center               -- AML                                                   Foundation
New York, NY 10048-0772          Compliance
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin
Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------
BRUCE S. ROSENBERG (41)          Treasurer and Treasurer since  Not Applicable            None
500 East Broward Blvd.           Chief         2000 and Chief
Suite 2100                       Financial     Financial Officer
Fort Lauderdale, FL 33394-3091   Officer       since 2002

--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------------


36 |  Annual Report

--------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION        TIME SERVED     BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (66)         Vice President  Since 2000      Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000);
and Director, Templeton Asset Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
** Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor. Harmon E. Burns is considered an interested person of the Fund under the federal securities laws due to his position as officer and director of Resources. Nicholas F. Brady is considered an interested person of the Fund under the federal securities laws due to his business affiliations with Resources and Templeton Global Advisors Limited. On August 4, 2003, Resources announced that it had signed a definitive agreement under which it will acquire all of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Mr. Brady will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRED R. MILLSAPS AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. MILLSAPS QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE 1991 AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. MILLSAPS HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. MILLSAPS IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

                                                            Annual Report  | 37

Templeton Global Smaller Companies Fund, Inc.

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





38 |  Annual Report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Global Smaller Companies Fund, Inc., prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


103 A2003 10/03







ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRED R. MILLSAPS AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A



ITEM 9. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   October 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date    October 31, 2003


By /s/BRUCE S. ROSENBERG
Chief Financial Officer
Date  October 31, 2003